RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, R$ in Thousands, R in Thousands	6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2021 JPY (¥) item shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 JPY (¥) item shares	Dec. 31, 2020 BRL (R$) item shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2019 JPY (¥) item shares	Dec. 31, 2019 ZAR (R) item shares	Dec. 31, 2018	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					$ 73,042,000			$ 5,834,000
Trade receivable from affiliate					5,517,000
Amounts due to subsidiaries, net					$ 143,000			$ 314,000
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					49.00%												49.00%
RE Crimson Holdings LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage																		20.00%
RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares					2,161,098	2,161,098	2,161,098	1,105,640	1,105,640	1,105,640	1,105,640	706,637	706,637	706,637	706,637
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					$ 73,042,000
Various affiliates | Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					20.00%												20.00%
Salgueiro I Renewable Energy S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					$ 2,580,000
Revenue from sale of solar products					$ 105,000			$ 11,636,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Salgueiro I Renewable Energy S.A | Salgueiro I Renewable Energy S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					20.00%												20.00%
Salgueiro II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					$ 266,000
Revenue from sale of solar products					$ 105,000			9,996,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Salgueiro II Renewable Energy S.A. | Salgueiro II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					20.00%												20.00%
Jaba 4 Energias Renovveis S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 3,210,000			3,696,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Salgueiro III Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 114,000			9,403,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Jaiba 3 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 834,000			5,971,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Jaiba 9 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 3,046,000			$ 1,372,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
ET Solutions South Africa 1 Pty
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products												$ 40,970,000			R 586,832
Percentage of ownership after sale transaction												49.00%	49.00%	49.00%	49.00%
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item					2	2	2	2	2	2	2	3	3	3	3
Percent of units purchased								14.64%	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services					$ 7,541,000		¥ 829,053	$ 3,723,000		¥ 394,506				¥ 281,094
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services					9,195,000		981,161	7,564,000		805,021		$ 2,052,000		223,598
Canadian Solar Infrastructure Fund, Inc | Revenue
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					282,133,000		¥ 30,601,181	$ 8,392,000		¥ 888,000		53,874,000		¥ 5,889,000
Revenue from providing development services												$ 2,573
Suzhou iSilver Materials Co
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased												14.63%	14.63%	14.63%	14.63%
Purchase from related party			$ 24,301,000	¥ 168,032,000								$ 50,359,000	¥ 350,590,000
Suzhou Kzone Equipment Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased												32.00%	32.00%	32.00%	32.00%	32.00%
Purchase from related party	$ 1,048,000	¥ 7,381,000										$ 8,787,000	¥ 61,174,000
Dr. Shawn Qu | RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares								26,073	26,073	26,073	26,073	26,691	26,691	26,691	26,691
Dr. Shawn Qu | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maximum borrowing capacity					1,882,000			$ 20,648,000				$ 203,549,000					¥ 12,000		¥ 135,000,000	¥ 1,420,000
Amounts drawn down					$ 0			$ 0				$ 82,937,000
Luoyang Jiwa New Material Technology Co., Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased					20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Purchase from related party					$ 2,995,000	¥ 19,378,000		$ 4,545,000	¥ 31,388,000			$ 2,584,000	¥ 18,124,000
Lavras Solar Holding S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Purchase cost incurred from related party								$ 974,000			R$ 5,061
Lavras Solar Holding S.A | Lavras Solar Holding S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage								20.00%											20.00%
Horus Solar S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties					46,672,000
Recourses Solares PV De Mexico II S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties					20,712,000
Francisco SA I Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					1,676,000
Revenue from sale of solar products					$ 7,170,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Francisco SA I Renewable Energy S.A. | Francisco SA I Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					20.00%												20.00%
Francisco SA II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party					$ 530,000
Revenue from sale of solar products					$ 7,592,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Francisco SA II Renewable Energy S.A. | Francisco SA II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					20.00%												20.00%
Francisco SA III Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 8,121,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Lavras I Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 5,707,000
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%	20.00%
Lavras II Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					5,842,000
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%	20.00%
Lavras III Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					6,049,000
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%	20.00%
Lavras IV Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 6,233,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Lavras V Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 6,233,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Sonoran West Solar Holdings, LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 12,822,000
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Sonoran West Solar Holdings 2, LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Sonoran West Solar Holdings 2, LLC | RE Crimson Holdings LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 6,955,000
Yancheng Jiwa New Material Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased					20.00%	20.00%	20.00%
Purchase from related party					$ 1,688,000	¥ 10,831,000